Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000013020 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000013020 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000013020 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000013020 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000013020 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000013020 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013020 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013020 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013020 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013020 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013020 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(50.30%)
C000133198 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000133198 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000133198 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000133198 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000133198 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000133198 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000133198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000133198 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(28.10%)
C000133198 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133198 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000013019 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000013019 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000013019 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000013019 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000013019 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000013019 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013019 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013019 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013019 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000013019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.60%)
C000013019 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013021 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000013021 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013021 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000013021 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	129.50%
C000013021 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000013021 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013021 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(100.90%)
C000013021 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000013021 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114641 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114641 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000114641 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000114641 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000114641 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000114641 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%